Contents of Significant Accounts - Operating Revenues - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Additional Information About Revenue [Abstract]
Revenue that was included in contract liability balance at beginning of period	$ 706	$ 616
Transaction price allocated to unsatisfied performance obligations	2,759	2,987
Asset recognized from the cost to fulfill a contract with customer	$ 549	$ 560